Disclosures About Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 62,201
Cross-currency interest rate swap	490
Total Assets	62,691
Cross-currency interest rate swap	670
Total equity return swap	1,378
Long-term incentive plan	4,922
Total Liabilities	6,970
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	62,201
Total Assets	62,201
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross-currency interest rate swap	490
Total Assets	490
Cross-currency interest rate swap	670
Total equity return swap	1,378
Long-term incentive plan	4,922
Total Liabilities	$ 6,970